UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05445
Name of Registrant: VANGUARD FENWAY FUNDS
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: September 30
Date of reporting period: June 30, 2017
Item 1: Schedule of Investments

Vanguard Equity Income Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.9%)1
Consumer Discretionary (5.3%)
Home Depot Inc.	2,381,882	365,381
McDonald's Corp.	1,982,576	303,651
VF Corp.	3,482,781	200,608
General Motors Co.	2,809,212	98,126
L Brands Inc.	1,787,906	96,350
Carnival Corp.	1,163,939	76,320
Best Buy Co. Inc.	1,178,910	67,587
Darden Restaurants Inc.	663,773	60,032
^ Regal Entertainment Group Class A	1,679,003	34,352
International Game Technology plc	1,571,330	28,755
Hasbro Inc.	233,298	26,015
Kohl's Corp.	633,156	24,484
Coach Inc.	488,940	23,147
Tupperware Brands Corp.	302,003	21,210
^ Tailored Brands Inc.	1,366,189	15,247
Garmin Ltd.	199,611	10,186
Chico's FAS Inc.	835,702	7,872
Cinemark Holdings Inc.	202,103	7,852
MDC Holdings Inc.	197,833	6,990
Staples Inc.	655,650	6,602
Ford Motor Co.	533,883	5,974
Omnicom Group Inc.	66,105	5,480
Meredith Corp.	86,937	5,168
Las Vegas Sands Corp.	33,327	2,129
Pier 1 Imports Inc.	321,909	1,671
		1,501,189
Consumer Staples (12.7%)
Philip Morris International Inc.	7,502,979	881,225
^ Unilever NV	7,081,992	391,422
PepsiCo Inc.	2,962,975	342,194
Coca-Cola Co.	7,108,962	318,837
Procter & Gamble Co.	3,338,140	290,919
British American Tobacco plc	4,072,177	277,491
Wal-Mart Stores Inc.	3,213,207	243,176
Altria Group Inc.	2,846,791	212,001
Kraft Heinz Co.	2,474,577	211,923
Diageo plc ADR	1,011,019	121,150
Conagra Brands Inc.	1,700,847	60,822
Bunge Ltd.	767,396	57,248
Nu Skin Enterprises Inc. Class A	869,405	54,633
Reynolds American Inc.	755,559	49,142
Universal Corp.	452,600	29,283
Pinnacle Foods Inc.	325,445	19,331
Archer-Daniels-Midland Co.	151,360	6,263
Kellogg Co.	88,174	6,125
		3,573,185
Energy (9.3%)
Chevron Corp.	5,885,781	614,063

Exxon Mobil Corp.	6,681,362	539,386
Suncor Energy Inc.	11,415,346	333,328
^ TransCanada Corp.	4,486,270	213,866
Occidental Petroleum Corp.	3,177,120	190,214
Phillips 66	2,248,870	185,959
Canadian Natural Resources Ltd.	6,153,744	177,474
Valero Energy Corp.	1,197,444	80,780
Williams Cos. Inc.	2,562,806	77,602
Marathon Petroleum Corp.	1,419,752	74,296
Enbridge Inc.	1,021,566	40,669
ConocoPhillips	765,311	33,643
Delek US Holdings Inc.	1,025,447	27,113
^ Ship Finance International Ltd.	1,574,968	21,420
Cosan Ltd.	2,805,030	17,980
Archrock Inc.	537,667	6,129
		2,633,922
Financials (17.2%)
JPMorgan Chase & Co.	11,540,353	1,054,788
Wells Fargo & Co.	15,647,127	867,007
Marsh & McLennan Cos. Inc.	5,974,448	465,768
PNC Financial Services Group Inc.	2,511,740	313,641
MetLife Inc.	5,657,167	310,805
BlackRock Inc.	681,290	287,784
Chubb Ltd.	1,949,810	283,463
Principal Financial Group Inc.	3,335,343	213,696
M&T Bank Corp.	1,194,658	193,475
Thomson Reuters Corp.	3,559,877	164,787
US Bancorp	2,669,665	138,609
Prudential Financial Inc.	903,794	97,736
Aflac Inc.	1,045,339	81,202
Ameriprise Financial Inc.	556,991	70,899
Fifth Third Bancorp	2,677,298	69,503
Regions Financial Corp.	4,715,920	69,041
Navient Corp.	3,611,462	60,131
LPL Financial Holdings Inc.	943,216	40,049
Travelers Cos. Inc.	215,304	27,242
SunTrust Banks Inc.	425,623	24,141
Lazard Ltd. Class A	210,819	9,767
Allied World Assurance Co. Holdings AG	76,455	4,045
Hancock Holding Co.	39,184	1,920
		4,849,499
Health Care (13.5%)
Johnson & Johnson	7,075,133	935,969
Merck & Co. Inc.	9,451,378	605,739
Pfizer Inc.	15,973,298	536,543
Eli Lilly & Co.	3,989,105	328,303
Bristol-Myers Squibb Co.	4,266,913	237,752
Novartis AG	2,737,950	228,692
Roche Holding AG	783,367	200,162
Cardinal Health Inc.	2,552,500	198,891
Amgen Inc.	993,212	171,061
AbbVie Inc.	2,335,874	169,374
Abbott Laboratories	3,182,219	154,688
Gilead Sciences Inc.	547,821	38,775
Baxter International Inc.	99,211	6,006
		3,811,955

Industrials (11.4%)
General Electric Co.	19,798,861	534,767
Union Pacific Corp.	2,929,082	319,006
3M Co.	1,509,785	314,322
Eaton Corp. plc	4,000,745	311,378
Caterpillar Inc.	2,716,872	291,955
Honeywell International Inc.	1,957,910	260,970
United Technologies Corp.	1,487,422	181,629
Raytheon Co.	1,048,426	169,300
Boeing Co.	832,481	164,623
United Parcel Service Inc. Class B	870,177	96,233
Cummins Inc.	486,666	78,947
Deere & Co.	508,342	62,826
Waste Management Inc.	786,385	57,681
Copa Holdings SA Class A	433,072	50,670
^ Greenbrier Cos. Inc.	1,010,127	46,718
^ GATX Corp.	718,532	46,180
Lockheed Martin Corp.	123,625	34,320
Norfolk Southern Corp.	261,931	31,877
Timken Co.	596,880	27,606
PACCAR Inc.	396,977	26,216
General Cable Corp.	1,288,382	21,065
Kennametal Inc.	435,844	16,309
CSX Corp.	261,768	14,282
Ryder System Inc.	167,879	12,084
Briggs & Stratton Corp.	437,602	10,546
Brady Corp. Class A	277,347	9,402
LSC Communications Inc.	405,746	8,683
Aircastle Ltd.	226,777	4,933
Knoll Inc.	34,616	694
		3,205,222
Information Technology (13.3%)
Microsoft Corp.	20,156,496	1,389,387
Cisco Systems Inc.	20,120,555	629,773
Intel Corp.	15,488,149	522,570
Analog Devices Inc.	3,979,252	309,586
QUALCOMM Inc.	3,570,164	197,144
International Business Machines Corp.	1,146,416	176,353
Maxim Integrated Products Inc.	3,357,271	150,742
Texas Instruments Inc.	1,622,377	124,810
HP Inc.	3,897,918	68,136
KLA-Tencor Corp.	673,761	61,656
Seagate Technology plc	1,468,668	56,911
Science Applications International Corp.	590,267	40,976
DXC Technology Co.	488,700	37,493
Cypress Semiconductor Corp.	140,857	1,923
Western Union Co.	100,627	1,917
		3,769,377
Materials (3.7%)
Dow Chemical Co.	6,988,932	440,792
International Paper Co.	3,609,550	204,337
LyondellBasell Industries NV Class A	1,440,064	121,527
Huntsman Corp.	2,196,181	56,749
Commercial Metals Co.	2,680,185	52,076
Steel Dynamics Inc.	1,440,753	51,593
Air Products & Chemicals Inc.	217,752	31,152

Greif Inc. Class A	514,230	28,684
EI du Pont de Nemours & Co.	242,981	19,611
Packaging Corp. of America	150,776	16,795
Olin Corp.	531,276	16,087
Rayonier Advanced Materials Inc.	547,176	8,602
WestRock Co.	56,114	3,179
Nucor Corp.	51,764	2,995
		1,054,179
Other (0.3%)
2 Vanguard High Dividend Yield ETF	1,047,950	81,908

Telecommunication Services (3.1%)
Verizon Communications Inc.	8,854,245	395,431
AT&T Inc.	7,535,065	284,298
BCE Inc.	4,278,210	192,665
CenturyLink Inc.	489,247	11,683
^ Windstream Holdings Inc.	487,495	1,891
Cogent Communications Holdings Inc.	46,569	1,867
		887,835
Utilities (7.1%)
Dominion Energy Inc.	4,126,950	316,248
NextEra Energy Inc.	2,115,125	296,392
Eversource Energy	3,405,223	206,731
Sempra Energy	1,744,849	196,732
Xcel Energy Inc.	3,732,287	171,237
Duke Energy Corp.	1,393,177	116,456
Exelon Corp.	2,068,299	74,603
Edison International	935,856	73,174
PG&E Corp.	1,057,164	70,164
FirstEnergy Corp.	2,080,441	60,666
CenterPoint Energy Inc.	2,179,538	59,676
MDU Resources Group Inc.	1,990,870	52,161
AES Corp.	4,388,155	48,752
Entergy Corp.	541,593	41,578
National Fuel Gas Co.	622,568	34,764
Ameren Corp.	606,642	33,165
DTE Energy Co.	275,043	29,097
UGI Corp.	550,707	26,660
Southwest Gas Holdings Inc.	354,649	25,911
Pinnacle West Capital Corp.	230,930	19,666
NRG Energy Inc.	951,263	16,381
ONE Gas Inc.	178,119	12,434
PNM Resources Inc.	222,658	8,517
Southern Co.	37,403	1,791
		1,992,956
Total Common Stocks (Cost $20,743,523)		27,361,227

		Coupon
Temporary Cash Investments (3.9%)1
Money Market Fund (2.2%)
3,4 Vanguard Market Liquidity Fund		1.181%		6,039,614	604,082

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreements (1.5%)
	Goldman Sachs & Co. (Dated 6/30/17,
	Repurchase Value $154,514,000
	collateralized by Federal Home Loan
	Mortgage Corp. 3.000%-3.500%, 1/1/27-
	2/1/44, with a value of $157,590,000)	1.070%	7/3/17	154,500	154,500
	RBS Securities, Inc. (Dated 6/30/17,
	Repurchase Value 169,315,000
	collateralized by U.S. Treasury Note/Bond
	1.000%, 2/15/18, with a value of
	$172,689,000)	1.050%	7/3/17	169,300	169,300
	Societe Generale (Dated 6/30/17, Repurchase
	Value $103,710,000 collateralized by
	Federal Home Loan Bank 1.000%, 9/26/19,
	Federal Home Loan Mortgage Corp.
	1.000%-6.750%, 8/28/19-3/15/31, Federal
	National Mortgage Assn. 1.125%-3.000%,
	9/6/19-3/1/32, Government National
	Mortgage Assn. 2.950%-4.566%, 12/15/39-
	10/20/64, and U.S. Treasury Note/Bond
	2.125%, 2/28/24, with a value of
	$105,774,000)	1.100%	7/3/17	103,700	103,700
					427,500
U.S. Government and Agency Obligations (0.2%)
5	Federal Home Loan Bank Discount Notes	0.946%-0.949%	7/26/17	50,000	49,970
6	United States Treasury Bill	0.593%	7/13/17	10,000	9,998
6	United States Treasury Bill	0.638%	8/24/17	4,100	4,094
6	United States Treasury Bill	0.982%	9/14/17	700	699
6	United States Treasury Bill	0.980%	10/5/17	2,000	1,995
					66,756
Total Temporary Cash Investments (Cost $1,098,259)					1,098,338
Total Investments (100.8%) (Cost $21,841,782)					28,459,565
Other Assets and Liabilities-Net (-0.8%)4					(220,076)
Net Assets (100%)					28,239,489

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228,113,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 2.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $237,527,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $14,137,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	26,654,882	706,345	—
Temporary Cash Investments	604,082	494,256	—
Futures Contracts—Assets[1]	145	—	—
Total	27,259,109	1,200,601	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2017	3,212	388,797	(1,687)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At June 30, 2017, the cost of investment securities for tax purposes was $21,842,026,000. Net unrealized appreciation of investment securities for tax purposes was $6,617,539,000, consisting of unrealized gains of $6,811,919,000 on securities that had risen in value since their purchase and $194,380,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard PRIMECAP Core Fund

Schedule of Investments (unaudited)
As of June 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.2%)
Consumer Discretionary (12.9%)
*,^ CarMax Inc.	2,658,000	167,613
Royal Caribbean Cruises Ltd.	1,395,000	152,376
Sony Corp. ADR	3,800,000	145,122
Carnival Corp.	1,885,900	123,658
TJX Cos. Inc.	1,529,700	110,398
L Brands Inc.	1,552,600	83,670
Ross Stores Inc.	1,227,000	70,835
Walt Disney Co.	600,000	63,750
Mattel Inc.	2,763,100	59,490
Las Vegas Sands Corp.	610,000	38,973
* Amazon.com Inc.	30,593	29,614
Newell Brands Inc.	525,000	28,150
Tribune Media Co. Class A	685,700	27,956
VF Corp.	434,000	24,998
CBS Corp. Class B	319,000	20,346
Whirlpool Corp.	100,531	19,264
Lowe's Cos. Inc.	247,700	19,204
Comcast Corp. Class A	342,000	13,311
Marriott International Inc. Class A	101,000	10,131
Gildan Activewear Inc. Class A	315,000	9,680
Hilton Worldwide Holdings Inc.	144,999	8,968
* Charter Communications Inc. Class A	24,400	8,219
* Norwegian Cruise Line Holdings Ltd.	131,700	7,150
MGM Resorts International	170,000	5,319
* AutoZone Inc.	7,800	4,450
Bed Bath & Beyond Inc.	133,191	4,049
Signet Jewelers Ltd.	46,000	2,909
Adient plc	27,050	1,769
* Tempur Sealy International Inc.	22,000	1,175
		1,262,547
Consumer Staples (0.7%)
CVS Health Corp.	432,377	34,789
PepsiCo Inc.	200,000	23,098
Tyson Foods Inc. Class A	70,000	4,384
Constellation Brands Inc. Class A	5,600	1,085
Philip Morris International Inc.	6,600	775
Altria Group Inc.	7,100	529
		64,660
Energy (0.7%)
Schlumberger Ltd.	394,300	25,961
Cabot Oil & Gas Corp.	480,000	12,038
* Southwestern Energy Co.	1,800,000	10,944
*,^ Transocean Ltd.	1,321,800	10,879
National Oilwell Varco Inc.	210,000	6,917
EOG Resources Inc.	60,000	5,431
		72,170
Financials (9.2%)
JPMorgan Chase & Co.	3,412,866	311,936

Charles Schwab Corp.	2,976,334	127,863
Wells Fargo & Co.	1,743,000	96,580
Discover Financial Services	1,546,081	96,151
Marsh & McLennan Cos. Inc.	1,155,412	90,076
Northern Trust Corp.	843,450	81,992
US Bancorp	773,300	40,150
Progressive Corp.	510,800	22,521
CME Group Inc.	79,850	10,000
Bank of America Corp.	411,659	9,987
Travelers Cos. Inc.	49,000	6,200
American Express Co.	51,000	4,296
Comerica Inc.	35,000	2,563
Chubb Ltd.	9,630	1,400
		901,715
Health Care (21.5%)
Amgen Inc.	2,140,636	368,682
Eli Lilly & Co.	4,400,800	362,186
Roche Holding AG	1,061,806	271,307
* Biogen Inc.	861,300	233,722
AstraZeneca plc ADR	4,925,100	167,897
Novartis AG ADR	1,803,100	150,505
Thermo Fisher Scientific Inc.	562,700	98,174
* Boston Scientific Corp.	3,481,200	96,499
Abbott Laboratories	1,552,400	75,462
Medtronic plc	818,000	72,598
Merck & Co. Inc.	593,500	38,037
Bristol-Myers Squibb Co.	549,500	30,618
* Illumina Inc.	155,900	27,052
* Bioverativ Inc.	430,650	25,912
Sanofi ADR	540,000	25,871
Agilent Technologies Inc.	382,600	22,692
* Waters Corp.	65,000	11,950
Zimmer Biomet Holdings Inc.	67,900	8,718
Stryker Corp.	45,500	6,315
AbbVie Inc.	55,000	3,988
* Cerner Corp.	10,000	665
		2,098,850
Industrials (19.6%)
Southwest Airlines Co.	9,006,525	559,665
FedEx Corp.	973,500	211,571
American Airlines Group Inc.	3,497,800	176,009
Airbus SE	1,586,850	130,956
* United Continental Holdings Inc.	1,158,000	87,140
United Parcel Service Inc. Class B	742,700	82,135
Delta Air Lines Inc.	1,433,000	77,009
Caterpillar Inc.	680,000	73,073
* AECOM	2,259,700	73,056
Deere & Co.	554,600	68,543
Jacobs Engineering Group Inc.	1,021,655	55,568
Siemens AG	340,000	46,768
Honeywell International Inc.	300,000	39,987
CSX Corp.	645,000	35,191
Union Pacific Corp.	237,000	25,812
Rockwell Automation Inc.	144,100	23,338
Textron Inc.	435,000	20,489
General Dynamics Corp.	95,000	18,820

United Technologies Corp.	150,000	18,317
Pentair plc	270,000	17,966
Boeing Co.	80,000	15,820
IDEX Corp.	139,000	15,708
Ritchie Bros Auctioneers Inc.	533,300	15,327
Rockwell Collins Inc.	117,000	12,294
TransDigm Group Inc.	30,500	8,201
* Herc Holdings Inc.	104,000	4,089
		1,912,852
Information Technology (28.4%)
Texas Instruments Inc.	3,393,300	261,046
Microsoft Corp.	2,858,500	197,036
* Alphabet Inc. Class A	187,927	174,712
* Alphabet Inc. Class C	187,663	170,535
NVIDIA Corp.	1,085,000	156,848
* Flex Ltd.	9,264,300	151,101
Hewlett Packard Enterprise Co.	7,860,567	130,407
NetApp Inc.	3,020,400	120,967
HP Inc.	6,739,367	117,804
KLA-Tencor Corp.	1,128,600	103,278
Cisco Systems Inc.	2,948,900	92,301
* Alibaba Group Holding Ltd. ADR	542,430	76,428
Intel Corp.	2,250,000	75,915
Intuit Inc.	540,000	71,717
QUALCOMM Inc.	1,263,430	69,767
ASML Holding NV	480,000	62,549
* Adobe Systems Inc.	425,000	60,112
Telefonaktiebolaget LM Ericsson ADR	8,088,200	57,992
* Micron Technology Inc.	1,780,000	53,151
Applied Materials Inc.	1,280,000	52,877
Activision Blizzard Inc.	905,000	52,101
DXC Technology Co.	618,299	47,436
* eBay Inc.	1,335,900	46,650
Corning Inc.	1,425,000	42,821
* PayPal Holdings Inc.	733,300	39,356
* Altaba Inc.	692,600	37,733
Visa Inc. Class A	398,000	37,324
* Keysight Technologies Inc.	899,300	35,010
Analog Devices Inc.	389,100	30,272
* Electronic Arts Inc.	275,000	29,073
Western Digital Corp.	302,743	26,823
* Dell Technologies Inc. Class V	402,592	24,602
Oracle Corp.	450,000	22,563
Apple Inc.	132,000	19,011
* BlackBerry Ltd.	1,547,500	15,459
Mastercard Inc. Class A	64,000	7,773
		2,770,550
Materials (2.2%)
Monsanto Co.	773,350	91,534
Praxair Inc.	229,700	30,447
Dow Chemical Co.	478,000	30,147
EI du Pont de Nemours & Co.	275,000	22,195
Celanese Corp. Class A	150,000	14,241
Cabot Corp.	125,000	6,679
* Crown Holdings Inc.	100,000	5,966
Greif Inc. Class A	100,000	5,578

LyondellBasell Industries NV Class A		40,000	3,375
Greif Inc. Class B		35,000	2,114
* AdvanSix Inc.		15,000	469
			212,745
Telecommunication Services (1.0%)
*,^ Sprint Corp.		8,350,000	68,554
AT&T Inc.		805,492	30,391
* T-Mobile US Inc.		35,500	2,152
			101,097
Total Common Stocks (Cost $5,047,297)			9,397,186
	Coupon
Temporary Cash Investment (3.9%)
Money Market Fund (3.9%)

1,2 Vanguard Market Liquidity Fund (Cost $382,388)	1.181%	3,823,888	382,465

Total Investments (100.1%) (Cost $5,429,685)			9,779,651
Other Assets and Liabilities-Net (-0.1%)2			(5,100)
Net Assets (100%)			9,774,551

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,994,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $10,580,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

PRIMECAP Core Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,948,155	449,031	—
Temporary Cash Investments	382,465	—	—
Total	9,330,620	449,031	—

D. At June 30, 2017, the cost of investment securities for tax purposes was $5,429,685,000. Net unrealized appreciation of investment securities for tax purposes was $4,349,966,000, consisting of unrealized gains of $4,491,323,000 on securities that had risen in value since their purchase and $141,357,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FENWAY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FENWAY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 17, 2017
VANGUARD FENWAY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 17, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548, Incorporated by Reference.